Investment Strategy - ETFB Green SRI REITs ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was established in 2020 by FTSE Russell and IdealRatings, Inc. (together, the “Index Providers”).
FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index
The Index is composed of a portfolio of exchange-listed real estate investment trusts (“REITs”) in developed markets meeting the business, financial, socially responsible investing (“SRI”), and green investing criteria described below, as determined by IdealRatings, Inc.
Business Screening. To be eligible for inclusion in the Index, companies must meet the following criteria:

•	The company invests at least 75% of its total assets in real estate;
•	The company derives at least 75% of its gross income from rents from real property;
•	The company pays at least 90% of its taxable income annually in the form of shareholder dividends;
•	The company is taxed as a corporation;
•	The company is managed by a board of directors or trustees;
•	The company has at least 100 shareholders; and
•	The company has no more than 50% of its shares held by fewer than five individuals.
Financial Screening. Eligible companies are further screened to eliminate REITs whose interest-bearing debt exceeds 33% of the market value of the REIT’s assets (or book value, if higher).
SRI Screening. Consistent with Shariah principles, eligible REITs are screened to eliminate REITs earning more than 5% of their income from interest-bearing investments or from the following business activities or tenants engaged in such activities:

Alcoholic Beverages	Tobacco	Gambling / Casino
Firearms	Military / Weapons of Mass Destruction	Adult Entertainment
Music and Radio	Cinema and Television	Conventional Financial Services
Embryonic Stem Cells	Pork Related Products
Green Screening. Eligible REITs are further screened to eliminate any REITs that have not received a Green Certification from an eligible third-party certifying body (e.g., LEED certifications from the U.S. Green Building Council or BREEAM certifications from Building Research Establishment Ltd.). Green Certifications are determined based on the share of total net leasable area owned and/or managed by a constituent that is certified as part of an eligible green certification scheme. Third-party rating agencies award Green Certification to buildings that pass such agencies’ minimum scoring criteria across their life cycles (design, construction, maintenance, and operations). The Green Certification scoring scheme covers Sustainable Sites, Water Efficiency, Energy and Atmosphere, Materials and Resources, and Indoor Environmental Quality. The Index relies on the FTSE EPRA Nareit Green rules to determine which Green Certifications are required for a REIT to be eligible for inclusion in the Index based on data provided to FTSE Russell by GeoPhy.
Green Certifications assure public availability of a list of certified buildings and transparency with respect to the evaluation process for sustainability performance. The evaluation process covers multiple sustainability indicators, one of which must be energy focused performance. Certifying bodies also make available their robust certification procedures, as well as the data validation process conducted during certification. Certification bodies follow a rigorous scoring and rating criteria to assess different aspects of buildings, including Management, Health Wellbeing, Energy, Transport, Water Efficiency, Waste, Land Use and Ecology, Pollution, Innovation, Material and Resources, and Environmental Quality.
Green Tilt. REITs meeting the above screens and minimum weighting (described below) are included in the Index at the time of each quarterly rebalance and reconstitution of the Index. The Index is rebalanced and reconstituted effective at the market open on the Monday following the third Friday of each March, June, September, and December based on data as of an earlier date. Companies are given weights based on their relative free float market capitalization to the aggregate free float market capitalization of the Index’s investment universe, subject to a minimum individual company weight of 0.5% and a maximum individual company weight of 20%. Companies that do not meet the minimum weight threshold will be treated as having a zero weight, and will be removed from the Index. Any resulting excess weight will be redistributed among the remaining Index companies. The weight of individual Index constituents may fluctuate above or below specified caps and thresholds, respectively, between Index rebalance dates. Additionally, the aggregate weight for all companies with a weight greater than 4.5% is “capped” at a maximum of 48% at the time of each rebalance and reconstitution of the Index.
Data regarding each company’s Green Certifications and Energy Usage (described below) is normalized cross-sectionally to create a score for each REIT, which score is then used to adjust (tilt) the constituents’ weights towards REITs with higher green scores (i.e., higher levels of Green Certifications and more favorable Energy Usage). REITs with lower Green Certifications and/or missing or no Energy Usage data are given low scores, which may exclude a company from the Index during the Green Tilt adjustment process if the adjusted weighting falls below the minimum threshold described above. Adjustments to Index weights are limited such that the total adjustment does not change any sector or country weight within the Index by more than 2% of its original weight before adjustment.
Energy Usage refers to the average modeled energy consumption per square meter of net leasable area owned and/or managed by a constituent. Energy Usage data is aggregated by third-party providers for each constituent’s portfolio of real estate based on data from national statistics offices and utilities data, combined with each building’s key characteristics (e.g., square footage, number of floors), from public reports, including regulatory filings, tax filings, and land registries, to estimate expected energy usage per square foot.
As of January 31, 2026, the Index was composed of 44 constituents, 16 of which were non-U.S. companies. U.S. companies represented 79.81% of the Index weight.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in REITs that meet the Index’s SRI Screening and Green Screening criteria (each as described above) as of the most recent reconstitution of the Index. This policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to be concentrated in REITs.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to be concentrated in REITs.